RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended		6 Months Ended	12 Months Ended	35 Months Ended
	May 31, 2014 USD ($)	May 31, 2014 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Accounts payable-related party				$ 398,469				$ 406,163
Prepaid Rent	$ 725								¥ 5,000
[custom:OperatingLeasesFutureMinimumPaymentDue-0]				$ 3,625
Payments for Rent	$ 690	¥ 5,000
Lease Expiration Date	May 28, 2028	May 28, 2028		Mar. 31, 2021
Lessee, Operating Lease, Liability, to be Paid, Year One				$ 899,044			$ 130,992
Lessee, Operating Lease, Liability, to be Paid, Year Two				127,361			79,844
Lessee, Operating Lease, Liability, to be Paid, Year Three				53,196			36,366
Lessee, Operating Lease, Liability, to be Paid, Year Four				22,433			8,224
Renewed [Member]
Related Party Transaction [Line Items]
Prepaid Rent	$ 725								¥ 5,000
Payments for Rent	$ 690	¥ 5,000
Office Leases [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Liability, to be Paid, Year One							8,224
Lessee, Operating Lease, Liability, to be Paid, Year Two							8,224
Lessee, Operating Lease, Liability, to be Paid, Year Three							8,224
Lessee, Operating Lease, Liability, to be Paid, Year Four							8,224
Lessee, Operating Lease, Liability, to be Paid, Year Five							5,482
Office Leases [Member] | Yunnan Runcangsheng [Member]
Related Party Transaction [Line Items]
Payments for Rent					$ 690	¥ 5,000
Office Leases [Member] | Xiaoyan Zhou [Member]
Related Party Transaction [Line Items]
Payments for Rent | ¥			¥ 2,000
Office Leases [Member] | Xiaoyan Zhou [Member]
Related Party Transaction [Line Items]
Payments for Rent			¥ 3,000		$ 414
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable-related party				165,958
Accounts Receivable [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss				$ 42			$ 11,030